Fair value of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Of Financial Assets And Liabilities Tables Abstract
Schedule of fair value of financial assets and liabilities

	As of December 31, 2018
	Fair value	Carrying amount
	RMB’000	RMB’000

Financial assets
Cash and cash equivalents	3,188	3,188
Loan receivables	578,063	579,654
	582,842	582,842
Financial liabilities
Loans payable	203,837	200,417

	As of December 31, 2017
	Fair value	Carrying Amount restated
	RMB’000	RMB’000

Financial assets
Cash and cash equivalents	21,717	21,717
Loan receivables	826,036	791,390
	847,753	813,107

Financial liabilities
Loans payable	231,810	226,370